Inventories - Schedule of Inventories Provision for Obsolescence (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [abstract]
Beginning balance	$ (138.1)	$ (161.2)	$ (156.4)
Additions	(48.7)	(59.8)	(52.9)
Disposals	37.0	83.7	43.8
Reversals			1.5
Foreign exchange loss	(3.4)	(0.8)	2.8
Ending balance	$ (153.2)	$ (138.1)	$ (161.2)